Consolidated Statements of Operations and Comprehensive Loss - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Revenue	$ 1,373	$ 3,441
Cost of revenue	1,466	4,846
Gross loss	(93)	(1,405)
Operating expenses:
Research and development	6,245	9,632
Sales and marketing	1,989	866
General and administrative	33,281	18,757
Restructuring costs		3,973
Total operating expenses	41,515	33,228
Loss from operations	(41,608)	(34,633)
Other income (expense)
Property and equipment impairment		(19,285)
Lease impairment		(2,274)
Interest expense	(1,504)	(3,503)
Gain (loss) on lease termination	2,015	(319)
Loss on extinguishment of convertible notes	(26,359)
Loss on supply agreement termination		(2,211)
Remeasurement of share-based termination liability	(979)	(296)
Other income, net	544	5,070
Total other income (expense), net	(23,785)	(23,087)
Loss before income taxes	(65,393)	(57,720)
Income tax provision
Net loss	(65,393)	(57,720)
Other comprehensive income (loss):
Reporting currency translation	33	(21)
Comprehensive loss	(65,360)	(57,741)
Net income (loss) attributable to common stockholders, basic	(65,393)	158,666
Net loss attributable to common stockholders, diluted	$ (65,393)	$ (72,108)
Weighted-average common shares outstanding:
Basic (in Shares)	15,786,762	3,443,746
Diluted (in Shares)	15,786,762	9,305,988
Net income (loss) per share:
Basic (in Dollars per share)	$ (4.14)	$ 46.07
Diluted (in Dollars per share)	$ (4.14)	$ (7.75)
Nonrelated Party
Other income (expense)
Remeasurement of convertible notes	$ (31,664)	$ (281)
Related Party
Other income (expense)
Remeasurement of convertible notes	(3,752)	(115)
Convertible Preferred Stock Warrant Liability
Other income (expense)
Remeasurement of convertible preferred stock warrant liability	6	127
Public Placement Warrant Liability
Other income (expense)
Remeasurement of convertible preferred stock warrant liability	24,907
Private Placement Warrant Liability
Other income (expense)
Remeasurement of convertible preferred stock warrant liability	$ 13,001